LICENSES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2021
Licenses
Amortization licenses cost	$ 0	$ 211,847	$ (213,015)